Total
Ivy Corporate Bond Fund
Ivy Corporate Bond Fund
Objective
To seek to provide current income consistent with preservation of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For purposes of this Fund, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in funds within the Ivy Funds and/or InvestEd Portfolios. More information about these and other discounts is available from your financial professional, as well as in the
Sales Charge Reductions
section on page 136 of the Fund’s prospectus, in the
Purchase, Redemption and Pricing of Shares
section on page 1
30
of the Fund’s Statement of Additional Information (SAI) and in
Appendix B – Intermediary Sales Charge Discounts and Waivers
. The Fund's Class B shares are not available for purchase by new or existing investors, but are available for dividend reinvestment and exchanges.

Shareholder Fees(fees paid directly from your investment)
Shareholder Fees - Ivy Corporate Bond Fund - USD ($)	Class A		Class B		Class C		Class I	Class N	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	2.50%		none		none		none	none	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	none	none	none
Maximum Account Fee	none		none		none		none	none	none
[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $500,000 or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

Annual Fund Operating Expenses(expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Ivy Corporate Bond Fund		Class A	Class B	Class C	Class I	Class N	Class Y
Management Fees		0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	none	0.25%
Other Expenses		0.27%	1.17%	0.41%	0.23%	0.07%	0.21%
Total Annual Fund Operating Expenses	[1]	1.00%	2.65%	1.89%	0.71%	0.55%	0.94%
[1]	Through January 31, 2022, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class N shares and Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class I shares and Class A shares, respectively, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees of Ivy Funds (Board).

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Ivy Corporate Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	349	560	789	1,444
Class B Shares	668	1,123	1,505	2,580
Class C Shares	192	594	1,021	1,979
Class I Shares	73	227	395	883
Class N Shares	56	176	307	689
Class Y Shares	96	300	520	1,155

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Ivy Corporate Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	349	560	789	1,444
Class B Shares	268	823	1,405	2,580
Class C Shares	192	594	1,021	1,979
Class I Shares	73	227	395	883
Class N Shares	56	176	307	689
Class Y Shares	96	300	520	1,155

Portfolio Turnover
The Fund bears transaction costs, such as spreads between bid and asked prices, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 84% of the average value of its portfolio.

Principal Investment Strategies
Ivy Corporate Bond Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in corporate bonds (also referred to as corporate “debt securities” or “fixed-income securities”). For this purpose, “corporate bonds” includes any debt security issued by a domestic or foreign company with an initial maturity greater than one year. The Fund invests primarily in investment-grade debt securities (including bonds rated BBB- or higher by S&P Global Ratings, a division of S&P Global, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by Ivy Investment Management Company (IICO) to be of comparable quality). The Fund has no limitations regarding the duration or dollar-weighted average of its holdings, may invest in debt securities with varying maturities and can invest in debt securities issued by both domestic and foreign companies, in a variety of sectors and industries. The Fund may invest significantly in debt securities payable from the same sector.
In selecting debt securities for the Fund, IICO looks at a number of factors, including both a top-down (assessing the market environment) and a bottom-up (researching individual issuers) analysis. The top-down analysis looks at broad economic and financial trends in an effort to anticipate their impact on the fixed-income market and seeks to identify certain criteria that contribute to the overall target portfolio characteristics such as duration, spread, ratings and liquidity. The bottom-up analysis seeks to identify sectors that IICO believes have favorable risk/reward characteristics and targets those sectors for overweight positioning. From the sector level, IICO identifies companies that have positive attributes and considers the issuer’s past, present and estimated future: financial strength, cash flow, management, borrowing requirements, balance sheet policy and relative safety. Additional factors considered include leverage, interest coverage, revenue and margin stability, competition and industry trends, as well as relative value and liquidity.
Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities. For example, IICO may sell a holding if, in IICO’s opinion, the issuer’s financial strength weakens and/or the yield and relative safety of the security decline. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

Principal Investment Risks
As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program.
A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
■	Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
■
Credit Risk.
An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation. There also is the risk that an issuer could suffer adverse changes in its financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security, could affect the security’s liquidity, and could make it more difficult to sell. A downgrade or default affecting any of the Fund’s securities could affect the Fund’s performance. In general, the longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

■
Extension Risk.
A rise in interest rates could cause borrowers to pay back the principal on certain debt securities, such as mortgage-backed or asset-backed securities, more slowly than expected, thus lengthening the average life of such securities. This could cause the value of such securities to be more volatile or to decline more than other fixed-income securities, and may magnify the effect of the rate increase on the price of such securities.

■
Financials Sector Risk.
Investment risks associated with investing in securities in the financials sector, in addition to other risks, include extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased interindustry consolidation and competition in the financials sector. The impact of more stringent capital requirements, recent or future regulation on any individual financial company or recent or future regulation on the financials economic sector as a whole cannot be predicted.

■
Fixed-Income Market Risk.
The prices of the Fund’s fixed-income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, the Fund’s fixed-income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Rising interest rates tend to decrease liquidity, increase trading costs and increase volatility, all of which may make portfolio management more difficult and costly to the Fund and its shareholders. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. Other factors may materially and adversely affect the market price and yield of such fixed-income securities, including investor demand, changes in the financial condition of the applicable issuer, government fiscal policy and domestic or worldwide economic conditions. In addition, certain events, such as natural disasters, terrorist attacks, war, regional or global instability and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

■
Foreign Securities Risk.
Investing in foreign securities involves a number of economic, financial, legal and political considerations that are not associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; social, political or economic instability; fluctuations in foreign currency exchange rates and related conversion costs or currency redenomination; nationalization or expropriation of assets; adverse foreign tax consequences; different and/or less stringent financial reporting standards; and settlement, custodial or other operational delays. The risks may be exacerbated in connection with investments in emerging markets.

World markets, or those in a particular region, all may react in similar fashion to important economic or political developments. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate. Securities of issuers traded on exchanges may be suspended, either by the issuers themselves, by an exchange or by governmental authorities. The likelihood of such suspensions may be higher for securities of issuers in emerging markets than in more developed markets. In the event that the Fund holds material positions in such suspended securities, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.
■
Income Risk.
The risk that the Fund may experience a decline in its income due to falling interest rates, earnings declines, or income decline within a security. The amount and rate of distributions that the Fund’s shareholders receive are affected by the income that the Fund receives from its portfolio holdings. If the income is reduced, distributions by the Fund to shareholders may be less.

■
Interest Rate Risk.
A rise in interest rates may cause a decline in the value of the Fund’s securities, especially securities with longer maturities. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the sensitivity of the Fund’s debt securities to interest rate risk will increase with any increase in the duration of those securities. A decline in interest rates may cause the Fund to experience a decline in its income. Interest rates in the U.S. recently have been at, and remain near, historic lows, which may increase the Fund’s exposure to risks associated with rising rates. The Fund may be subject to heightened interest rate risk as a result of a rise or anticipated rise in interest rates. In addition, a general rise in rates may result in decreased liquidity and increased volatility in the fixed-income markets generally.

■
Liquidity Risk.
Liquidity generally is related to the market trading volume for a particular security. Securities that have relatively less liquidity may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Such securities may be more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Fund may not be able to dispose of illiquid, or relatively less liquid, securities when that would be beneficial at a favorable time or price. Certain investments that generally were liquid when the Fund purchased them may become relatively less liquid, or even deemed illiquid, sometimes abruptly.

■
Management Risk.
Fund performance is primarily dependent on IICO's skill in evaluating and managing the Fund’s portfolio. There can be no guarantee that its decisions will produce the desired results, and the Fund may not perform as well as other similar mutual funds.

■
Reinvestment Risk.
A decline in interest rates may cause issuers to prepay higher-yielding securities held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income.

■
Sector Risk.
At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Individual sectors may be more volatile, and may perform differently, than the broader market. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

■
U.S. Government Securities Risk.
Certain U.S. government securities, such as U.S. Treasury (Treasury) securities and securities issued by the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government. Other U.S. government securities, such as securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB), are not backed by the full faith and credit of the U.S. government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Performance
The Fund commenced operations on October 16, 2017, in connection with a reorganization (the “Reorganization”) in which the Fund acquired all of the assets and liabilities of the Waddell & Reed Advisors Bond Fund (the “Predecessor Fund”). Prior to the Reorganization, the Fund was a “shell” fund with no assets and had not commenced operations. As a result of the Reorganization, the Fund has adopted the performance of the Predecessor Fund. Therefore, the returns presented below for the Fund reflect the performance of the Predecessor Fund through October 16, 2017 and the performance of the Fund thereafter.
The chart and table below provide some indication of the risks of investing in the Predecessor Fund prior to October 16, 2017, and in the Fund beginning on October 16, 2017. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Predecessor Fund and the Fund and also compares the Fund’s returns with those of a broad-based securities market index and a Morningstar peer group (comprised of a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. Unlike the returns in the chart, the returns in the table reflect the maximum applicable sales charges for the Predecessor Fund and the Fund.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.
Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.
Prior to January 31, 2012, the Predecessor Fund's investment objective was to seek a reasonable return with emphasis on preservation of capital. Effective as of January 31, 2012, the Predecessor Fund changed its investment objective to seek to provide current income consistent with preservation of capital.
The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit
www.ivyinvestments.com
or call 888.923.3355 for the Fund’s updated performance.

Chart of Year-by-Year Returnsas of December 31 each year

In the period shown in the chart, the highest quarterly return was 9.13% (the second quarter of 2020) and the lowest quarterly return was -3.47% (the second quarter of 2013 ).
Average Annual Total Returnsas of December 31, 2020
Average Annual Total Returns - Ivy Corporate Bond Fund	1 Year	5 Years	10 Years	or Life of Class	Inception Date
Class A	7.67%	4.96%	3.85%
Class A | Return After Taxes on Distributions	5.01%	3.44%	2.50%
Class A | Return After Taxes on Distributions and Sale of Fund Shares	4.88%	3.17%	2.38%
Class B	4.68%	3.75%	3.00%
Class C	9.38%	4.55%	3.16%
Class I	10.64%	5.83%	4.40%
Class N	10.80%			6.59%	Oct. 16, 2017
Class Y	10.38%			6.17%	Oct. 16, 2017
Bloomberg Barclays U.S. Credit Index (reflects no deduction for fees, expenses or taxes)	9.35%	6.44%	5.40%
Morningstar Corporate Bond Category Average (net of fees and expenses)	9.24%	6.23%	5.31%